Business Combinations	6 Months Ended
Dec. 31, 2022
Disclosure Of Contingent Liabilities In Business Combination Text Block Abstract
Business combinations

Note 2. Business combinations

Wellteq Acquisition

On 6 December 2022, the Company acquired 100% of the ordinary shares of Wellteq Digital Health Inc (‘Wellteq’) and its wholly owned subisidiaries for the total non-cash consideration transferred of $1,673,631 on completion of the court-approved Plan of Arrangement in British Columbia, Canada. Consideration comprised 17,804,587 shares in AHI at an issue price of

$0.094 per share.

In conjunction with the Arrangement Agreement, AHI and Wellteq also entered into a loan agreement whereby AHI agreed to advance to wellteq up to $1,200,000. As at the time of acquisition, AHI had advanced to wellteq $1,000,000. Interest of $16,711 had accrued at the time of acquisition.

The loan between AHI and Wellteq settled on business combination for $1,000,000. At acquisition, the fair value of the total consideration was $2,673,631. representing the value of the shares issued and loan settled.

Wellteq was listed on the Canadian Securities Exchange (CSE: WTEQ) and is a leading provider of corporate wellness solutions developed to provide data-driven personalized health and wellness coaching to engage its users in healthier behaviours. As an enterprise (business-to-business) model Wellteq currently has two main sectors of customers, employers, and insurance companies.

Due to the proximity of the acquisition to the balance date of 31 December 2022, the business combination has been accounted for on a provisional basis. Should new information obtained about the facts and circumstances that existed at the acquisition-date come to light, AHI may retrospectively adjust the provisional amounts recognised and also recognise additional assets or liabilities during the measurement period. The measurement period ends on either the earlier of (i) 12 months from the date of the acquisition or (ii) when the acquirer receives all the information possible to determine fair value.

Details of the acquisition are as follows:

Fair value
$

Cash and cash equivalents	422,331
Trade receivables	238,866
Other current assets	109,235
Equipment	94,833
Trade payables and accrued liabilities	(652,239)
Employee benefits	(49,537)
Other provisions	(180,356)
Deferred revenue	(150,016)

Net liabilities acquired	(166,883)
Goodwill	2,840,514
Acquisition-date fair value of the total consideration transferred	2,673,631

Representing:
Advanced Health Intelligence Ltd shares issued to vendor	1,673,631
Loan between AHI and Wellteq settled on business combination	1,000,000
2,673,631

Vertica Acquisition

On 5 August 2022, the Company concluded a Share Sale Agreement to acquire 100% of the ordinary shares of Vertica Health (Pty) Ltd (‘Vertica’), a South African registered company, for a combination of cash and non-cash consideration. The consideration comprised cash and non-cash consideration as follows:

●	1,500,000 AHI fully paid ordinary shares issued on closing, escrowed for 24 months from issue;

●	US$100,000 cash payable on transaction close;

●	US$250,000 payable 1 year from closing; and

●	US$250,000 payable 2 years from closing.

AHI shares were valued at a market price of $0.12 per share at the time of the acquisition.

The business combination has been accounted for on a provisional basis. Should new information obtained about the facts and circumstances that existed at the acquisition-date come to light, AHI may retrospectively adjust the provisional amounts recognised and also recognise additional assets or liabilities during the measurement period. The measurement period ends on either the earlier of (i) 12 months from the date of the acquisition or (ii) when the acquirer receives all the information possible to determine fair value.

Details of the acquisition are as follows:

Fair value
$

Cash and cash equivalents	32
Trade receivables	2,616
Trade payables	(2,477)

Net assets acquired	171
Goodwill	981,176
Acquisition-date fair value of the total consideration transferred	981,347

Representing:
Cash paid to vendor	144,419
Advanced Health Intelligence Ltd fully paid ordinary shares issued to vendor	180,000
Deferred cash payable to vendor	656,928
981,347